RBC SMID Cap Growth Fund Expense Example - RBC SMID Cap Growth Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 678
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	1,964
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,187
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,053